Eaton Vance
South Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.7%
Security	Principal Amount (000's omitted)	Value
Education — 10.4%
Center for Arts and Health Sciences Public Facilities Corp., SC, (Greenville Technical College), 5.00%, 10/1/29	$350	$ 406,851
Clemson University, SC, 5.00%, 5/1/26	2,000	2,209,460
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	617,778
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,138,940
5.00%, 10/1/45	2,000	2,106,340
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	657,620
5.00%, 4/1/44	1,000	1,070,490
University of South Carolina:
5.00%, 5/1/41	1,500	1,715,265
5.00%, 5/1/46	1,500	1,689,225
University of South Carolina, (Moore School of Business):
5.00%, 5/1/25	400	432,832
5.00%, 5/1/27	740	829,155
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,654,260
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	613,410
		$ 16,141,626
Electric Utilities — 5.4%
Piedmont Municipal Power Agency, SC:
3.00%, 1/1/23	$1,000	$ 1,007,520
4.00%, 1/1/24	1,000	1,029,830
4.00%, 1/1/25	1,205	1,255,285
4.00%, 1/1/28	1,600	1,706,352
5.00%, 1/1/24	250	261,325
5.00%, 1/1/25	1,000	1,070,010
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,132,580
		$ 8,462,902
Escrowed/Prerefunded — 6.1%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$ 1,156,500
Georgetown County, SC:
Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,576,063
Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	2,822,380
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.):
Prerefunded to 11/1/22, 5.00%, 11/1/28	$2,500	$ 2,537,850
Prerefunded to 11/1/22, 5.00%, 11/1/29	450	456,813
		$ 9,549,606
General Obligations — 20.8%
Aiken County Consolidated School District, SC:
4.00%, 4/1/37	$1,500	$ 1,582,680
5.00%, 3/1/25	2,020	2,179,863
Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,190,960
Charleston County School District, SC, 5.00%, 3/1/25	1,000	1,079,140
Charleston County, SC:
4.00%, 11/1/26	1,500	1,592,160
4.00%, 11/1/31	1,500	1,653,645
Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,143,888
Georgetown County School District, SC, 4.00%, 3/1/33	2,115	2,248,456
Hilton Head Island, SC:
4.00%, 3/1/23	605	616,537
4.00%, 3/1/25	565	594,386
Horry County School District, SC:
5.00%, 3/1/24	1,500	1,581,465
5.00%, 3/1/25	1,500	1,617,885
Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,598,445
Laurens County, SC, 5.00%, 7/1/29	715	833,411
Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,167,495
Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,079,140
Puerto Rico, 5.625%, 7/1/29	750	829,883
Richland County School District No. 2, SC, 4.00%, 3/1/32	2,000	2,169,580
Richland-Lexington Airport District, SC:
(AMT), 4.00%, 3/1/24	685	696,193
(AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	585,858
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,151,923
Spartanburg County School District No. 7, SC, 5.00%, 3/1/40	1,000	1,136,300
		$ 32,329,293
Hospital — 11.0%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$ 1,585,005
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,547,160
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
4.00%, 11/1/31	1,125	1,168,324
5.00%, 11/1/29	600	656,364

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	$2,500	$ 2,611,775
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,000	1,007,700
5.00%, 12/1/46	1,000	1,076,310
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,594,005
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,608,690
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/37	1,000	1,028,090
5.00%, 4/15/28	1,000	1,107,360
5.00%, 4/15/48	2,000	2,113,700
		$ 17,104,483
Housing — 0.3%
South Carolina Housing Finance and Development Authority, 5.00%, 7/1/27	$400	$ 449,424
		$ 449,424
Industrial Development Revenue — 1.1%
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$ 1,683,794
		$ 1,683,794
Insured - Electric Utilities — 3.5%
Piedmont Municipal Power Agency, SC, (NPFG), 0.00%, 1/1/23	$1,090	$ 1,077,846
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,118,290
(NPFG), 5.25%, 7/1/32	1,350	1,408,131
(NPFG), 5.25%, 7/1/34	1,820	1,897,314
		$ 5,501,581
Insured - Lease Revenue/Certificates of Participation — 1.5%
Sumter Two School Facilities, Inc., SC, (Sumter School District):
(BAM), 5.00%, 12/1/23	$1,000	$ 1,045,650
(BAM), 5.00%, 12/1/24	1,280	1,364,544
		$ 2,410,194
Insured - Special Tax Revenue — 2.5%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 3.00%, 1/1/23	$200	$ 201,644
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Simpsonville, SC, Accommodations and Hospitality Tax Revenue: (continued)
(AGM), 4.00%, 1/1/25	$130	$ 135,591
(AGM), 4.00%, 1/1/35	1,085	1,127,890
(AGM), 5.00%, 1/1/27	500	556,865
(AGM), 5.00%, 1/1/28	365	412,081
(AGM), 5.00%, 1/1/29	310	354,829
(AGM), 5.00%, 1/1/30	500	580,115
(AGM), 5.00%, 1/1/31	450	528,341
		$ 3,897,356
Insured - Transportation — 0.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$570	$ 612,522
		$ 612,522
Insured - Utilities — 2.6%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$1,000	$ 1,122,960
(AMBAC), 5.50%, 9/1/32	2,000	2,377,300
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	531,410
		$ 4,031,670
Insured - Water and Sewer — 0.7%
Starr-Iva Water and Sewer District, SC:
(AGM), 3.00%, 6/1/32	$180	$ 181,433
(AGM), 4.00%, 6/1/27	145	156,987
(AGM), 4.00%, 6/1/28	150	163,284
(AGM), 4.00%, 6/1/29	160	175,070
(AGM), 4.00%, 6/1/30	170	186,565
(AGM), 4.00%, 6/1/31	170	186,915
		$ 1,050,254
Lease Revenue/Certificates of Participation — 8.1%
Allendale County School District, SC, (Refunding & Improvement):
5.00%, 12/1/22	$1,155	$ 1,173,364
5.00%, 12/1/24	500	530,275
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,095,240
Prerefunded to 12/1/23, 5.00%, 12/1/30(1)	3,875	4,059,527

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	$1,000	$ 1,042,240
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,041,930
Simpsonville Municipal Facilities Corp., SC:
3.00%, 4/1/23	185	187,098
3.00%, 4/1/24	400	407,196
4.00%, 4/1/28	460	498,856
4.00%, 4/1/30	250	274,103
4.00%, 4/1/35	610	651,700
4.00%, 4/1/38	685	722,901
		$ 12,684,430
Other Revenue — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$ 2,044,720
		$ 2,044,720
Senior Living/Life Care — 1.9%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,060,770
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	509,094
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(2)	510	510,199
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	659,315
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	276,818
		$ 3,016,196
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$300	$ 330,465
Greenville County, SC, Special Source Revenue:
4.00%, 4/1/35	375	400,635
5.00%, 4/1/29	225	259,931
5.00%, 4/1/30	325	379,197
Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	400	435,572
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,055,880
		$ 2,861,680
Security	Principal Amount (000's omitted)	Value
Transportation — 5.1%
Horry County, SC, Airport Revenue, 4.00%, 7/1/40	$2,070	$ 2,130,258
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,068,050
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/34	1,355	1,486,516
(AMT), 5.00%, 7/1/43	1,450	1,555,749
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/33	1,675	1,758,666
		$ 7,999,239
Water and Sewer — 9.2%
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/36	$1,000	$ 1,059,110
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/29	1,550	1,734,868
5.00%, 1/1/37	1,000	1,168,040
5.00%, 1/1/38	1,500	1,749,255
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,128,480
Lexington, SC, Waterworks and Sewer System Revenue:
4.00%, 4/1/30	670	727,057
4.00%, 4/1/31	250	269,568
4.00%, 4/1/32	250	268,960
4.00%, 4/1/45	1,000	1,019,860
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,114,370
Richland County, SC, Utility System Revenue:
4.00%, 3/1/36	900	947,493
4.00%, 3/1/38	630	659,339
4.00%, 3/1/39	330	342,273
Startex-Jackson-Wellford-Duncan Water District, SC:
4.00%, 4/1/33	475	508,502
4.00%, 4/1/35	250	263,615
5.00%, 4/1/31	265	303,926
		$ 14,264,716
Total Tax-Exempt Municipal Obligations (identified cost $149,307,502)		$146,095,686

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.2%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 428,435
		$ 428,435
Other Revenue — 1.2%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,856,440
		$ 1,856,440
Student Loan — 0.7%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$1,250	$ 1,108,087
		$ 1,108,087
Total Taxable Municipal Obligations (identified cost $3,750,000)		$ 3,392,962
Total Investments — 95.9% (identified cost $153,057,502)		$149,488,648
Other Assets, Less Liabilities — 4.1%		$ 6,314,388
Net Assets — 100.0%		$155,803,036

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $840,664 or 0.5% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2022, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$146,095,686	$ —	$146,095,686
Taxable Municipal Obligations	—	3,392,962	—	3,392,962
Total Investments	$ —	$149,488,648	$ —	$149,488,648

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.